Consolidated Statement of Shareholders' Deficit - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Paid In Capital [Member]	Non Controlling Interest [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Sep. 30, 2012	$ 563	$ 3,000	$ 8,481,185		$ (8,537,959)		$ (53,211)
Balance, Shares at Sep. 30, 2012	563,485	3,000,000
Discount on convertible promissory note			13,777				$ 13,777
Repayment of convertible loans @ 0.001 per share of common stock
Net loss					(51,858)		$ (51,858)
Balance at Sep. 30, 2013	$ 563	$ 3,000	8,494,962		(8,589,817)		(91,292)
Balance, Shares at Sep. 30, 2013	563,485	3,000,000
Purchase of MOU for acquisition of Instacash Group @ 0.001 per share of common stock	$ 10,000						10,000
Purchase of MOU for acquisition of Instacash Group @ 0.001 per share of common stock, Share	10,000,000
Repayment of convertible loans @ 0.001 per share of common stock	$ 3,274						3,274
Repayment of convertible loans @ 0.001 per share of common stock, Shares	3,274,000
Assignment and bill of sale for Joint Venture Group @ 0.001 per share of common stock	$ 40,000						40,000
Assignment and bill of sale for Joint Venture Group @ 0.001 per share of common stock, Share	40,000,000
Purchase of controlling interest in subsidiary				$ 125,000			125,000
Foreign currency translation adjustment						$ 55,022	55,022
Net loss				(16,220)	(1,635,234)		(1,651,454)
Balance at Sep. 30, 2014	$ 53,837	$ 3,000	8,494,962	108,780	(10,225,051)	55,022	(1,549,450)
Balance, Shares at Sep. 30, 2014	53,837,485	3,000,000
Repayment of convertible loans @ 0.001 per share of common stock	$ 2,560						2,560
Repayment of convertible loans @ 0.001 per share of common stock, Shares	2,560,000
Repayment of convertible loans @ 0.001 per share of common stock	$ 2,000						2,000
Repayment of convertible loans @ 0.001 per share of common stock, Shares	2,000,000
Prior Period adjustment			(40,000)	3	529,524	$ (55,022)	434,505
Adjustment of sold subsidiary				(108,780)			(108,780)
Net loss				(37,868)	(701,447)		(728,588)
Balance at Mar. 31, 2015	$ 58,397	$ 3,000	$ 8,454,962	$ (37,865)	$ (10,396,974)		$ (1,918,480)
Balance, Shares at Mar. 31, 2015	58,397,485	3,000,000